PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Basis of Fair Value Measurements of Pension Plan Assets) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 56		$ 100
Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	751		730
Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39		74
Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39		74
Cash and Cash Equivalents [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	807		830
Equity Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,105		4,646
Equity Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	[1]	82	[1]
Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,571		1,563
Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0		3
Equity Securities [Member] | Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	[1]	82	[1]
Equity Securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,676		6,209
U.S. Equity [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,038	[2]	1,774	[3]
U.S. Equity [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	167	[2]	142	[3]
U.S. Equity [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]	0	[3]
U.S. Equity [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,205	[2]	1,916	[3]
Company common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13		11
Company common stock [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-U.S. Equity - Developed Countries [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,300		2,203
Non-U.S. Equity - Developed Countries [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	932		922
Non-U.S. Equity - Developed Countries [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-U.S. Equity - Developed Countries [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,232		3,125
Emerging Markets Equity [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	759		668
Emerging Markets Equity [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	469		490
Emerging Markets Equity [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Emerging Markets Equity [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,228		1,158
Equity Derivatives [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8		1
Equity Derivatives [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3		9
Equity Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Equity Derivatives [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11		10
Fixed Income Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46		43
Fixed Income Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4		3
Fixed Income Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,328		5,143
Fixed Income Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	129		208
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50		50		28
Fixed Income Securities [Member] | Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133		211
Fixed Income Securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,424		5,236
U.S. government and municipalities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
U.S. government and municipalities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	961		991
U.S. government and municipalities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
U.S. government and municipalities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	961		991
U.S. agency and agency mortgage backed securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
U.S. agency and agency mortgage backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	385		300
U.S. agency and agency mortgage backed securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
U.S. agency and agency mortgage backed securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	385		300
Corporate Bonds - Investment Grade [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Corporate Bonds - Investment Grade [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,313		1,242
Corporate Bonds - Investment Grade [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Corporate Bonds - Investment Grade [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,313		1,242
Non-U.S. Governments - Developed Countries [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-U.S. Governments - Developed Countries [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	643		463
Non-U.S. Governments - Developed Countries [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-U.S. Governments - Developed Countries [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	643		463
Non-U.S. Corporate Bonds - Developed Countries [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-U.S. Corporate Bonds - Developed Countries [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	897		557
Non-U.S. Corporate Bonds - Developed Countries [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-U.S. Corporate Bonds - Developed Countries [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	897		557
Emerging Market Debt [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Emerging Market Debt [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51		30
Emerging Market Debt [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Emerging Market Debt [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51		30
Other Asset-backed Securities [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Other Asset-backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217		156
Other Asset-backed Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13		25
Other Asset-backed Securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	230		181
Convertible Bonds [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32		50
Convertible Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	385		386
Convertible Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Convertible Bonds [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	417		436
High Yield Bonds [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14		0
High Yield Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	279		176
High Yield Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17		25
High Yield Bonds [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	310		201
Other Fixed Income Funds [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Other Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208		878
Other Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20		0
Other Fixed Income Funds [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	228		878
Fixed Income Derivatives [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		(7)
Fixed Income Derivatives [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(11)		(36)
Fixed Income Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Fixed Income Derivatives [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(11)		(43)
Alternative Investments [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29		26
Alternative Investments [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	440		396
Alternative Investments [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,027		1,458		1,242
Alternative Investments [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,496		1,880
Real Estate [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29		26
Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45		46
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	727		561
Real Estate [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	801		633
Private Equity Funds [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	997		802
Private Equity Funds [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	997		802
Absolute Return [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Absolute Return [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	395		350
Absolute Return [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	303		95
Absolute Return [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	698		445
Other Plan Assets [Member] | Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Other Plan Assets [Member] | Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	408		391
Other Plan Assets [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40		43		20
Other Plan Assets [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	448		434
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,851		14,589		11,573
Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,236		4,815
Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,498		8,223
Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,117		1,551		1,293
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	238		367		368
Quoted Prices in Active Markets for Identical Items (Level 1) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70		85
Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168		282
Total [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 238		$ 367

[1]	Includes no common stock of the Company.
[2]	Includes $13 million of the Company’s common stock.
[3]	Includes $11 million of the Company’s common stock.